Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management
Financial risk management

4. Financial risk management

4.1 Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, price risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management strategy seeks to minimise the potential adverse effects on the financial performance of the Group. Risk management is carried out by the management of the Group.

4.1.1 Market risk

(a) Foreign exchange risk

Foreign exchange risk arises when future commercial transactions or recognized assets and liabilities are denominated in a currency that is not the Group entities’ functional currency. The Group manages its foreign exchange risk by performing regular reviews of the Group’s net foreign exchange exposures and tries to minimise these exposures through natural hedges, wherever possible and may enter into forward foreign exchange contracts, when necessary.

The Group operates mainly in the Mainland China with most of the transactions settled in RMB. The functional currency of the Group’s subsidiaries operate in the Mainland China is RMB and whereas functional currency of the Company is USD. The Group’s subsidiaries located outside the Mainland China, mainly including Hong Kong, Singapore, Brazil and Mexico are exposed to foreign exchange risk arising from various currency exposures.

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.1 Market risk (Continued)

For the Group’s subsidiaries whose functional currency is RMB, if USD had strengthened/weakened by 5% against RMB with all other variables held constant, the foreign exchanges gains (losses) would have been approximately RMB216,900 and RMB190,235 lower/higher for the years ended December 31, 2024 and 2023, respectively as a result of translation of net monetary liabilities denominated in USD at the end of the year. The foreign exchanges gains (losses) would have been approximately RMB153,675 higher/lower for the year ended December 31, 2022, as a result of translation of net monetary assets denominated in USD at the end of the year.

For the Group’s subsidiaries whose functional currency is USD, if RMB had strengthened/weakened by 5% against USD with all other variables held constant, the foreign exchanges gains (losses) would have been approximately RMB28,467 higher/lower for the year ended December 31, 2024, as a result of translation of net monetary assets denominated in RMB at the end of the year. The foreign exchanges gains (losses) would have been approximately RMB51,151 and RMB169,989 lower/higher for the years ended December 31, 2023 and 2022, respectively, as a result of translation of net monetary liabilities denominated in RMB at the end of the year.

For the Group’s subsidiaries whose functional currency is USD, if MXN had strengthened/weakened by 5% against USD with all other variables held constant, the foreign exchanges gains (losses) would have been approximately RMB66,185, RMB71,139 and RMB26,296 higher/lower for the years ended December 31, 2024, 2023 and 2022, respectively, as a result of translation of net monetary assets denominated in MXN at the end of the year.

For the Group’s subsidiaries whose functional currency is BRL, if USD had strengthened/weakened by 5% against BRL with all other variables held constant, the foreign exchanges gains (losses) would have been approximately RMB1,520 and RMB198,284 lower/higher for the years ended December 31, 2024 and 2023, respectively, as a result of translation of net monetary liabilities denominated in USD at the end of the year. The foreign exchanges gains (losses) would have been approximately RMB568 higher/lower for the year ended December 31, 2022, as a result of translation of net monetary assets denominated in USD at the end of the year.

(b) Price risk

The Group is exposed to price risk primarily in respect of its investments that classified either as other financial investments measured at FVTPL (Note 23) or other financial investments measured at FVOCI (Note 24). The Group is not exposed to commodity price risk. To manage its price risk arising from the investments, the Group diversifies its portfolio. Each investment is managed by management on a case by case basis.

The sensitivity analysis is performed by management to assess the exposure of the Group’s financial results to equity price risk of other financial investments measured at FVTPL and other financial investments measured at FVOCI at the end of each reporting period. If prices of the respective investments held by the Group had been 5% higher/lower, the profit before income tax for the year ended December 31, 2024 would have been approximately RMB180,103 higher/lower as a result of gains/losses on other financial investments measured at FVTPL (the loss before income tax for the years ended December 31, 2022 and 2023 would have been RMB141,988 and RMB144,336 lower/higher, respectively), and the other comprehensive income would have been approximately RMB281,238 higher/lower as a result of gains/losses on other financial investments measured at FVOCI (the other comprehensive loss for the years ended December 31, 2022 and 2023 would have been RMB350,465 and RMB481,228 lower/higher, respectively).

(c) Interest rate risk

The Group’s interest rate risk primarily arose from borrowings with floating and fixed rates, cash and cash equivalents, restricted cash, loans receivable and treasury investments at amortized cost, and details of which have been disclosed in Note 34, Note 27, Note 26 and Note 21. Those carried at floating rates expose the Group to cash flow interest rate risk whereas those carried at fixed rates expose the Group to fair value interest rate risk.

4 Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.1 Market risk (Continued)

If the interest rate of borrowings with floating rate had been 50 basis points higher/lower, the profit before income tax for the year ended December 31, 2024 would have been approximately RMB13,631 lower/higher, and the loss before income tax for the years ended December 31, 2022 and 2023 would have been approximately RMB5,637 and RMB1,872 higher/lower.

The fair value interest rate risk from financial assets and liabilities carried at fixed rates is not significant for the Group. The Group regularly monitors its interest rate risk to ensure there is no undue exposure to significant interest rate movements.

4.1.2 Credit risk

The Group is exposed to credit risk mainly in relation to certain financial assets and contract assets, of which the carrying amounts represent the Group’s maximum exposure to the credit risk. The ECL arising from the credit risk are RMB1,121,776, RMB2,077,109 and RMB3,692,123 for the years ended December 31, 2022, 2023 and 2024, respectively

(a) Cash and cash equivalents, restricted cash, treasury investment stated at amortized cost and debt instruments measured at FVOCI

To manage credit risk arising from cash and cash equivalents, restricted cash, treasury investment stated at amortized cost and debt instruments measured at FVOCI, the Group only transacts with reputable financial institutions. Primarily these instruments are considered to have a low risk of default and the counterparty has a strong capacity to meet its contractual cash flows obligations in the near term. The identified credit losses are immaterial.

(b) Accounts receivable

To manage risk arising from accounts receivable, the Group has policies in place to ensure that credit terms are made to counterparties with an appropriate credit history and the management performs ongoing credit evaluations of its counterparties. The credit period granted to the customers is usually no more than 30 days and the credit quality of these customers is assessed, which takes into account their financial position, past experience and other factors.

The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the accounts receivable for the same types of contracts. To measure the ECL, accounts receivable and contract assets have been grouped based on shared credit risk characteristics and the days past due.

Accounts receivables are written off when there is no reasonable expectation of recovery with indicators including, amongst others, the failure of a debtor to engage in a repayment plan with the Group, and a failure to make contractual payments after exhausting all practical recovery efforts. Subsequent recoveries of amounts previously written off are credited against the same line item.

The Group has a large number of customers and there is no single external customer deriving more than 10% of the Group’s total revenues.

(c) Other receivables

For other receivables, management makes periodic collective assessments as well as individual assessment on the recoverability of other receivables based on historical settlement records and past experiences. In view of the history of cooperation with debtors and the sound collection history of receivables due from them, management believes that the credit risk inherent in the Group’s outstanding other receivable balances is not significant.

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

(d) Loans receivable

To manage credit risk arising from loans receivable, the Group performs standardized credit management procedures. For pre-approval investigation, the Group uses self-developed platform and systems using big data technology to optimize the review process, including credit analysis, assessment of collectability of borrowers, possibility of misconduct and fraudulent activities. In terms of credit examining management, the Group has established specific policies and procedures to assess loans offering. For subsequent monitoring, the Group has implemented credit examination on each borrower. Once the loan is issued, all borrowers will be assessed by fraud examination model to prevent fraudulent behaviours. In post-loan supervision, the Group has established risk monitoring alert system through periodical monitoring.

The estimation of credit exposure for risk management purposes is complex and requires the use of models, as the exposure varies with changes in market conditions, expected cash flows and the passage of time. The assessment of credit risk of a portfolio of assets entails further estimations as to the likelihood of defaults occurring, of the associated loss ratios and of default correlations between counterparties. The Group measures credit risk using Probability of Default (“PD”), Exposure at Default (“EAD”) and Loss Given Default (“LGD”).

(1)	Expected credit loss model for loans receivable:

The impairment of loans receivable was provided based on the “three-stages” model by referring to the changes in credit quality since initial recognition.

●	The loans receivable that are not credit-impaired on initial recognition are classified in “Stage 1” and have their credit risk continuously monitored by the Group. The expected credit loss is measured on a 12-month basis.
●	If a significant increase in credit risk (as defined below) since initial recognition is identified, the loans receivable are moved to “Stage 2” but is not yet deemed to be credit-impaired. The expected credit loss is measured on lifetime basis.
●	If the loans receivable are credit-impaired (as defined below), the loans receivable are then moved to “Stage 3”. The expected credit loss is measured on lifetime basis.

Interest income is calculated on the gross carrying amount of loans receivable (without deducting the loss allowance) in Stage 1 and 2 and on the loans receivable (net of loss allowance) in Stage 3.

The key judgments and assumptions adopted by the Group in addressing the requirements of the standard are discussed below:

●	Significant increase in credit risk (SICR)

The Group considers loans receivable to have experienced an SICR if the borrower is past due more than 1 day on its contractual payments.

●	Definition of default and credit-impaired assets

The Group defines loans receivable as in default and credit-impaired, when the borrower is more than 30 or 90 days past due on its contractual payments depends on different loan products.

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

●	Measuring ECL – Explanation of inputs, assumptions and estimation techniques

To manage credit risk arising from loans receivable, standardized credit management procedures are performed. The Group measures credit risk using PD, EAD and LGD. This is consistent with the general approach used for the purpose of measuring ECL under IFRS 9. ECL is the product of the PD, EAD, and LGD.

●	Forward-looking information incorporated in the ECL models

The calculation of ECL incorporates forward-looking information. The Group has performed historical analysis and identified Gross Domestic Product (“GDP”) and Consumer Price Index (“CPI”) as the key economic variables impacting credit risk and expected credit losses.

As with any economic forecasts, the projections and likelihoods of occurrence are subject to a high degree of inherent uncertainty and therefore the actual outcomes may be significantly different to those projected. The Group considers these forecasts to represent its best estimate of the possible outcomes and has analyzed the nonlinearities and asymmetries within the Group’s different portfolios to establish that the chosen scenarios are appropriately representative of the range of possible scenarios.

●	Grouping of instruments for losses measured on a collective basis

For ECL provisions modeled on a collective basis, a grouping of exposures is performed on the basis of shared risk characteristics, such that risk exposures within a group are homogeneous.

(2)	Loss Allowance:

The credit loss allowance recognized in the year is impacted by a variety of factors, as described below:

●	Transfers between Stage 1 and Stages 2 or 3 due to loans receivable experiencing significant increases (or decreases) of credit risk in the year, and the subsequent “step up” (or “step down”) between 12-month and lifetime ECL;
●	Additional allowances for new loans receivable recognized, as well as releases for loans receivable derecognized in the year;
●	Loans receivable derecognized and write-offs of allowances related to assets that were written off during the year;
●	Changes in the inputs, assumptions and estimation techniques of ECL calculation during the reporting period.

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

The following tables represent changes in the gross carrying amount of the loans receivable between the beginning and the end of each reporting period:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2022	4,861,831	186,643	200,330	5,248,804

Transfers:
Transfer from Stage 1 to Stage 2	(143,965)	143,965	—	—
Transfer from Stage 1 to Stage 3	(499,659)	—	499,659	—
Transfer from Stage 2 to Stage 3	—	(124,269)	124,269	—
Net increases/ (decreases)	1,331,177	(68,051)	(43,642)	1,219,484
Write - offs	—	—	(672,136)	(672,136)
Currency translation differences	2,602	85	—	2,687

Gross carrying amount as of December 31, 2022	5,551,986	138,373	108,480	5,798,839

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2023	5,551,986	138,373	108,480	5,798,839

Transfers:
Transfer from Stage 1 to Stage 2	(322,405)	322,405	—	—
Transfer from Stage 1 to Stage 3	(930,149)	—	930,149	—
Transfer from Stage 2 to Stage 1	25	(25)	—	—
Transfer from Stage 2 to Stage 3	—	(121,231)	121,231	—
Net increases/ (decreases)	4,902,917	(6,344)	(10,717)	4,885,856
Write - offs	—	—	(945,311)	(945,311)
Currency translation differences	84,870	4,755	666	90,291

Gross carrying amount as of December 31, 2023	9,287,244	337,933	204,498	9,829,675

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2024	9,287,244	337,933	204,498	9,829,675

Transfers:
Transfer from Stage 1 to Stage 2	(467,517)	467,517	—	—
Transfer from Stage 1 to Stage 3	(2,101,393)	—	2,101,393	—
Transfer from Stage 2 to Stage 1	2,655	(2,655)	—	—
Transfer from Stage 2 to Stage 3	—	(348,198)	348,198	—
Net increases/ (decreases)	5,354,258	(61,297)	(218,540)	5,074,421
Write - offs	—	—	(1,565,290)	(1,565,290)
Currency translation differences	(628,531)	(32,231)	(86,727)	(747,489)

Gross carrying amount as of December 31, 2024	11,446,716	361,069	783,532	12,591,317

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

The following tables represent the changes in the loss allowance for loans receivable between the beginning and the end of each reporting period:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2022	(272,753)	(145,003)	(186,750)	(604,506)

Transfers:
Transfer from Stage 1 to Stage 2	10,213	(10,213)	—	—
Transfer from Stage 1 to Stage 3	34,968	—	(34,968)	—
Transfer from Stage 2 to Stage 3	—	98,398	(98,398)	—
Net (increases)/decreases	(133,424)	(49,867)	(446,803)	(630,094)
Write - offs	—	—	672,136	672,136
Changes in ECL measurement	111,935	(4,943)	(761)	106,231
Currency translation differences	(3,289)	(690)	—	(3,979)

Loss allowance as of December 31, 2022	(252,350)	(112,318)	(95,544)	(460,212)

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2023	(252,350)	(112,318)	(95,544)	(460,212)

Transfers:
Transfer from Stage 1 to Stage 2	15,201	(15,201)	—	—
Transfer from Stage 1 to Stage 3	50,648	—	(50,648)	—
Transfer from Stage 2 to Stage 1	(16)	16	—	—
Transfer from Stage 2 to Stage 3	—	93,045	(93,045)	—
Net (increases)/decreases	(427,451)	(217,500)	(893,519)	(1,538,470)
Write - offs	—	—	945,311	945,311
Changes in ECL measurement	(66,153)	(5,575)	527	(71,201)
Currency translation differences	(20,717)	(2,715)	(1,941)	(25,373)

Loss allowance as of December 31, 2023	(700,838)	(260,248)	(188,859)	(1,149,945)

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2024	(700,838)	(260,248)	(188,859)	(1,149,945)

Transfers:
Transfer from Stage 1 to Stage 2	52,760	(52,760)	—	—
Transfer from Stage 1 to Stage 3	306,068	—	(306,068)	—
Transfer from Stage 2 to Stage 1	(1,827)	1,827	—	—
Transfer from Stage 2 to Stage 3	—	262,730	(262,730)	—
Net (increases)/decreases	(781,584)	(242,481)	(1,646,460)	(2,670,525)
Write - offs	—	—	1,565,290	1,565,290
Changes in ECL measurement	(51,290)	10,029	8,398	(32,863)
Currency translation differences	112,006	23,949	107,597	243,552

Loss allowance as of December 31, 2024	(1,064,705)	(256,954)	(722,832)	(2,044,491)

The changes of allowance ratio (loss allowance divided by gross carrying amount) for each stage during the reporting periods presented were primary due to the business expansions.

(3)	Write-off policy:

The Group writes off loans receivable, in whole or in part, when it has exhausted all practical recovery efforts and has concluded there is no reasonable expectation of recovery.

The Group may write off loans receivable that are still subject to enforcement activity. The Group still seeks to recover amounts it is legally owed in full, but which have been written off due to no reasonable expectation of full recovery.

(4)	Modification:

The Group rarely modifies the terms of loans provided to customers due to commercial renegotiations, or for distressed loans, with a view to maximizing recovery. The Group considers the impact from such modification is not significant.

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.3 Liquidity risk

The Group aims to maintain sufficient cash and cash equivalents. Due to the dynamic nature of the underlying businesses, the policy of the Group is to regularly monitor the Group’s liquidity risk and to maintain adequate cash and cash equivalents or to adjust financing arrangements to meet the Group’s liquidity requirements.

The Group analyzes its non-derivative financial liabilities into relevant maturity grouping based on the remaining year at each reporting period end to the contractual maturity date. The amount disclosed in the table is the contractual undiscounted cash flows.

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of January 1, 2022

Borrowings	7,061,316	1,615,786	115,029	—	8,792,131
Lease liabilities	646,051	450,718	278,396	7,767	1,382,932
Preferred shares issued by subsidiaries (i)	—	—	11,376,625	5,272,659	16,649,284
Accounts and notes payable	4,755,715	—	—	—	4,755,715
Other financial liabilities	7,732,230	14,221	182,890	5,677	7,935,018

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2022

Borrowings	5,038,814	145,914	7,446	—	5,192,174
Lease liabilities	722,899	424,846	380,039	71,668	1,599,452
Preferred shares issued by subsidiaries (i)	—	—	16,111,666	1,880,442	17,992,108
Accounts and notes payable	2,913,770	—	—	—	2,913,770
Other financial liabilities	8,010,517	135,142	19,010	35,857	8,200,526

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2023

Borrowings	7,925,685	913,814	198,610	—	9,038,109
Lease liabilities	522,131	378,920	267,148	86,589	1,254,788
Preferred shares issued by subsidiaries (i)	—	—	16,384,875	1,912,329	18,297,204
Accounts and notes payable	4,594,287	—	—	—	4,594,287
Other financial liabilities	10,493,551	197,643	8,599	54,972	10,754,765

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.3 Liquidity risk (Continued)

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2024

Borrowings	11,045,619	637,315	195,492	—	11,878,426
Lease liabilities	563,252	330,468	312,368	55,413	1,261,501
Preferred shares issued by subsidiaries (i)	—	268,885	10,514,853	1,940,868	12,724,606
Accounts and notes payable	4,477,990	—	—	—	4,477,990
Other financial liabilities	11,419,633	—	49,094	54,972	11,523,699
(i)

The preferred shares issued by the subsidiaries were presented as current liabilities as described in Note 3.1.12. The holders of preferred shares also have liquidation rights on certain deemed liquidation event, whose likelihood for the occurrence is remote.

4.2 Capital risk management

The Group’s objectives when managing capital are to:

●	Safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders; and
●	Maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to Shareholders, return capital to Shareholders, issue new shares, repurchase the Company’s shares or sell assets to reduce debt.

The Group monitors capital (including share capital, share premium, treasury shares and shares held for shares award scheme) by regularly reviewing the capital structure. As a part of this review, the Group considers the cost of capital and the risks associated with the issued share capital. In the opinion of the Directors of the Company, the Group’s capital risk is low.

4.3 Fair value estimation

4.3.1 Fair value hierarchy

This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining the fair values, the Group has classified its financial instruments into three levels prescribed under the accounting standards.

The Group analyzes its financial instruments carried at fair values by level of the inputs to valuation techniques used to measure the fair values. Such inputs are categorized into three levels within a fair value hierarchy as follows:

●	Level 1: unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2: inputs other than quoted prices included within level 1 that are observable for the assets or liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices)

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.1 Fair value hierarchy (Continued)

●	Level 3: inputs for the assets or liabilities that are not based on observable market data (that is, unobservable inputs)

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of January 1, 2022, December 31, 2022, 2023 and 2024.

		As of January 1, 2022
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	4,622	—	4,622
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	—	—	845,822	845,822
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,227,333	1,227,333
Other financial investments measured at FVTPL - Other investments	23	—	—	1,532,803	1,532,803
Other financial investments measured at FVOCI - Investments in ordinary shares	24	13,342,945	—	88,104	13,431,049
		13,342,945	4,622	3,694,062	17,041,629

Liabilities
Preferred shares issued by subsidiaries	33	—	—	12,316,166	12,316,166
		—	—	12,316,166	12,316,166

		As of December 31, 2022
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	1,755,009	—	1,755,009
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	—	—	853,934	853,934
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,300,119	1,300,119
Other financial investments measured at FVTPL - Other investments	23	—	—	685,707	685,707
Other financial investments measured at FVOCI - Investments in ordinary shares	24	6,725,766	—	85,726	6,811,492
Other financial investments measured at FVOCI - Debt investments	24	—	197,804	—	197,804
Short-term debt investments measured at FVOCI		—	563,799	—	563,799
		6,725,766	2,516,612	2,925,486	12,167,864

Liabilities
Preferred shares issued by subsidiaries	33	—	—	7,588,985	7,588,985
		—	—	7,588,985	7,588,985

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.1 Fair value hierarchy (Continued)

		As of December 31, 2023
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	3,250,041	—	3,250,041
Treasury investments measured at FVOCI	21	—	8,770	—	8,770
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	51,501	—	1,267,072	1,318,573
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,225,642	1,225,642
Other financial investments measured at FVTPL - Other investments	23	—	—	342,504	342,504
Other financial investments measured at FVOCI - Investments in ordinary shares	24	8,522,105	—	86,586	8,608,691
Other financial investments measured at FVOCI - Debt investments	24	—	1,015,875	—	1,015,875
Current and non-current contingent consideration assets	26	—	—	250,368	250,368
Short-term debt investments measured at FVTPL		—	—	254,501	254,501
Short-term debt investments measured at FVOCI		—	676,209	—	676,209
		8,573,606	4,950,895	3,426,673	16,951,174

Liabilities
Preferred shares issued by subsidiaries	33	—	—	13,846,145	13,846,145
Other current financial liabilities measured at FVTPL	32	—	—	32,971	32,971
Other non-current financial liabilities measured at FVTPL		—	—	173,526	173,526
		—	—	14,052,642	14,052,642

		As of December 31, 2024
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	3,171,720	4,868,032	8,039,752
Treasury investments measured at FVOCI	21	—	9,769	—	9,769
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	176,424	—	1,919,716	2,096,140
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,147,455	1,147,455
Other financial investments measured at FVTPL - Other investments	23	—	—	358,464	358,464
Other financial investments measured at FVOCI - Investments in ordinary shares	24	5,594,762	—	30,000	5,624,762
Current and non-current contingent consideration assets	26	—	—	8,889	8,889
Derivative assets measured at FVTPL		—	122,699	—	122,699
Short-term debt investments measured at FVOCI		—	1,535,897	—	1,535,897
		5,771,186	4,840,085	8,332,556	18,943,827

Liabilities
Preferred shares issued by subsidiaries	33	—	—	10,961,493	10,961,493
Other current financial liabilities measured at FVTPL	32	—	93,174	334,034	427,208
Other non-current financial liabilities measured at FVTPL		—	—	36,632	36,632
		—	93,174	11,332,159	11,425,333

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.2 Valuation techniques used to determine fair values

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximise the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required for evaluating the fair value of a financial instrument are observable, the instrument is included in level 2.

If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to measure financial instruments of level 2 and level 3 include:

●	The use of quoted market prices or dealer quotes for similar instruments;
●	The discounted cash flows model and unobservable inputs mainly including assumptions of expected future cash flows and discount rate;
●	The latest round financing, i.e. the prior transaction price or the third-party pricing information; and
●	A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability, market multiples, etc.

There was no change to valuation techniques in use during the years ended December 31, 2022, 2023, 2024.

4.3.3 Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments of financial assets and financial liabilities except for preferred shares issued by subsidiaries for the years ended December 31, 2022, 2023 and 2024:

	Financial assets
	Investment in
	ordinary
	shares and	Investment in
	preferred	ordinary
	shares	shares	Investment in	Others
	measured at	measured at	limited	measured at
	FVTPL	FVOCI	partnerships	FVTPL
	RMB	RMB	RMB	RMB
As of January 1, 2022	845,822	88,104	1,227,333	1,532,803
Additions	73,379	—	20,552	58,641
Disposals/settlements	(31,873)	—	(19,606)	(2,199,322)
Changes in fair value	(103,410)	(6,667)	35,745	1,208,966
Currency translation differences	70,016	4,289	36,095	84,619
As of December 31, 2022	853,934	85,726	1,300,119	685,707

Net unrealized gains (losses) through profit or loss for the year	(103,410)	n/a	35,745	(8,086)

4 Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.3 Fair value measurements using significant unobservable inputs (level 3) (Continued)

					Financial
	Financial assets				liabilities
	Investment in
	ordinary
	shares and	Investment in			Derivative
	preferred	ordinary			liabilities and
	shares	shares	Investment in	Others	other
	measured at	measured at	limited	measured	financial
	FVTPL	FVOCI	partnerships	at FVTPL	liabilities
	RMB	RMB	RMB	RMB	RMB
As of January 1, 2023	853,934	85,726	1,300,119	685,707	—
Additions	636,709	—	202	397,865	529,116
Disposals/settlements	—	—	(75,555)	(145,517)	—
Changes in fair value	(177,993)	—	(6,995)	(97,936)	(320,618)
Transfer to level 1 financial instruments	(60,402)	—	—	—	—
Currency translation differences	14,824	860	7,871	7,254	(2,001)
As of December 31, 2023	1,267,072	86,586	1,225,642	847,373	206,497

Net unrealized gains (losses) through profit or loss for the year	(177,993)	n/a	(6,995)	(97,936)	4,556

						Financial
	Financial assets					liabilities
	Investment in
	ordinary
	shares and	Investment in				Derivative
	preferred	ordinary		Treasury	Others	liabilities
	shares	shares	Investment in	investments	measured	and other
	measured at	measured at	limited	measured at	at	financial
	FVTPL	FVOCI	partnerships	FVTPL	FVTPL	liabilities
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2024	1,267,072	86,586	1,225,642	—	847,373	206,497
Additions	551,744	—	1,500	14,265,000	53,576	247,986
Disposals/settlements	—	—	(54,073)	(9,454,911)	(266,394)	(456,098)
Changes in fair value	91,828	(5,000)	(31,439)	57,943	(152,885)	369,454
Transfer to level 1 financial instruments	—	(51,908)	—	—	(115,496)	—
Currency translation differences	9,072	322	5,825	—	1,179	2,827
As of December 31, 2024	1,919,716	30,000	1,147,455	4,868,032	367,353	370,666

Net unrealized gains (losses) through profit or loss for the year	128,580	n/a	(31,577)	54,587	(27,795)	(295,536)

For the changes in level 3 instruments of preferred shares issued by subsidiaries, please see Note 33.

4.3.4 Valuation process, inputs and relationships to fair value

The Group has a team that manages the valuation of financial instruments for financial reporting purposes. The team manages the valuation exercise of the investments on a case by case basis. At least once every quarter, which coincides with the Group’s quarterly reporting dates, the team performs assessments and make updates, if necessary. On an annual basis, the team uses valuation techniques to determine the fair values of the Group’s level 3 instruments. External valuation experts will be involved when necessary.

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.4 Valuation process, inputs and relationships to fair value (Continued)

The Group’s level 3 instruments are listed in the table in Note 4.3.3. As these instruments are not traded in active markets, their fair values have been determined using various applicable valuation techniques, including discounted cash flows, market approach, etc.

The following table summarises the quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements except for preferred shares issued by subsidiaries.

											Relationship of
						Significant					unobservable
						unobservable					inputs to fair
Description		Fair values				inputs	Range of inputs				values
		As of January 1,	As of December 31,				As of January 1,	As of December 31,
		2022	2022	2023	2024		2022	2022	2023	2024
	Note	RMB	RMB	RMB	RMB
Investments in ordinary shares and preferred shares measured at fair value (i)	23&24	933,926	939,660	1,353,658	1,949,716	Expected volatility	48.1%-63.0%	38.9%-51.0%	42.2%-64.9%	27.8%-79.2%	Depends on rights and restrictions of shares held by the Group
						Discount for lack of marketability (“DLOM”)	7.5%-9.5%	5.0%-5.7%	4.8%-29.0%	3.8%-29.3%	The higher the DLOM, the lower the fair value
						Risk-free interest rate	0.5%-2.4%	2.1%-4.7%	2.1%-4.2%	1.5%-3.8%	The higher the risk - free rate, the lower the fair value
Treasury investments measured at FVTPL	21	—	—	—	4,868,032	Expected rate of return	n/a	n/a	n/a	1.7%-4.1%	The higher the expected rate of return, the higher the fair value
Derivative liabilities and other financial liabilities		—	—	206,497	370,666	Expected volatility	n/a	n/a	36.1%-46.3%	54.3%-67.2%	The higher the expected volatility, the higher the fair value
						Risk-free interest rate	n/a	n/a	4.4%-5.7%	1.7%-4.4%	The higher the risk-free rate, the lower the fair value
(i)	If the respective unobservable inputs of investments in ordinary shares and preferred shares measured at FVTPL held by the Group had been 5% higher or lower, the profit before income tax for the year ended December 31, 2024 would have been approximately RMB17,943 lower or RMB17,927 higher (the loss before income tax for the year ended December 31, 2023 would have been RMB13,355 higher or RMB13,354 lower; the loss before income tax for the year ended December 31, 2022 would have been RMB1,331 higher or RMB1,331 lower).

The fair value of the investments in limited partnerships recorded in other financial investments measured at FVTPL is based primarily on the portion of the net asset value (“NAV”) reported by the limited partnerships that is attributable to the Group. The NAV is derived from the fair value of these investments at the reporting date of the Group and the Group understands and evaluates the valuations provided by the general partners of the limited partnerships and makes necessary adjustments based on the results of the evaluation. The Group has not made any adjustments to the underlying values.

Others measured at FVTPL mainly include the contingent consideration assets related to the transaction with XPeng and debt investments measured at FVTPL. The fair value of the contingent consideration is determined by using scenario-based model. The key assumptions involved include the estimated outcomes of the milestone in the earn-out periods in each scenario and the estimated probability of each scenario.

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.4 Valuation process, inputs and relationships to fair value (Continued)

For preferred shares issued by subsidiaries,with the assistance from an external valuer, the Group applied the discounted cash flow method or the back-solved method to determine the underlying equity value of its subsidiaries and adopted option-pricing method and equity allocation model to determine the fair value of the preferred shares. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurement. Key assumptions based on the Group’s best estimates are set out as below:

	As of January 1,	As of December 31,
	2022	2022	2023	2024
Voyager Group Inc.
Risk-free interest rate	1.5%	3.9%	3.9%	4.4%
DLOM	13.8%	12.5%	12.5%	13.0%
Expected volatility	49.5%	55.4%	53.5%	54.4%
Soda Technology Inc.
Risk-free interest rate	1.2%	4.2%	4.1%	4.2%
DLOM	10.2%	8.9%	6.9%	5.7%
Expected volatility	45.7%	44.4%	39.2%	41.2%
City Puzzle Holding Limited
Risk-free interest rate	1.1%	4.2%	4.2%	4.3%
DLOM	11.8%	11.1%	6.7%	10.3%
Expected volatility	57.8%	61.1%	41.3%	48.5%

If the risk-free interest rate of preferred shares issued by subsidiaries had been 5% higher or lower, the aggregate profit before income tax for the year ended December 31, 2024 would have been approximately RMB2,787 higher or RMB1,355 lower (loss before income tax for the year ended December 31, 2023 would have been RMB14,073 lower or RMB18,266 higher; loss before income tax for the year ended December 31, 2022 would have been RMB12,548 lower or RMB14,220 higher).

If the DLOM of preferred shares issued by subsidiaries had been 5% higher or lower, the aggregate profit before income tax for the year ended December 31, 2024 would have been approximately RMB77,887 higher or RMB77,887 lower (loss before income tax for the year ended December 31, 2023 would have been RMB66,683 lower or RMB70,741 higher; loss before income tax for the year ended December 31, 2022 would have been RMB38,774 lower or RMB40,373 higher).

If the expected volatility of preferred shares issued by subsidiaries had been 5% higher or lower, the aggregate profit before income tax for the year ended December 31, 2024 would have been approximately RMB38,209 higher or RMB41,613 lower (loss before income tax for the year ended December 31, 2023 would have been RMB97,910 lower or RMB99,222 higher; loss before income tax for the year ended December 31, 2022 would have been RMB78,580 lower or RMB82,970 higher).

The carrying amounts of the Group’s financial assets and financial liabilities measured at amortized cost are approximately their fair values.